THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                            FROST GROWTH EQUITY FUND
                            FROST VALUE EQUITY FUND
                           FROST MID CAP EQUITY FUND
                               FROST CREDIT FUND
                       FROST CONSERVATIVE ALLOCATION FUND
                         FROST MODERATE ALLOCATION FUND
                        FROST AGGRESSIVE ALLOCATION FUND
                                 (THE "FUNDS")

 SUPPLEMENT DATED AUGUST 31, 2017 TO THE INVESTOR CLASS SHARES PROSPECTUS (THE
  "INVESTOR CLASS PROSPECTUS"), THE INSTITUTIONAL CLASS SHARES PROSPECTUS (THE
    "INSTITUTIONAL CLASS PROSPECTUS," AND, TOGETHER WITH THE INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH DATED NOVEMBER 28, 2016, AS SUPPLEMENTED MARCH 8, 2017 AND JUNE 7,
                                      2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

AS OF SEPTEMBER 1, 2017 (THE "EFFECTIVE DATE"), THE INVESTMENT ADVISORY FEES FOR THE FROST GROWTH EQUITY FUND, FROST VALUE EQUITY FUND, FROST MID CAP EQUITY FUND AND FROST CREDIT FUND WILL BE REDUCED AS FOLLOWS:

--------------------------------------------------------------------------------------------------
       FUND                       CURRENT INVESTMENT ADVISORY          NEW INVESTMENT ADVISORY
                                             FEE                                FEE
--------------------------------------------------------------------------------------------------
Frost Growth Equity Fund                    0.65%                              0.50%
--------------------------------------------------------------------------------------------------
Frost Value Equity Fund                     0.65%                              0.50%
--------------------------------------------------------------------------------------------------
Frost Mid Cap Equity Fund                   0.65%                              0.50%
--------------------------------------------------------------------------------------------------
Frost Credit Fund                           0.60%                              0.50%
--------------------------------------------------------------------------------------------------

ADDITIONALLY, AS OF THE EFFECTIVE DATE, THE MAXIMUM ANNUAL OPERATING EXPENSE LIMITS FOR THE FROST CONSERVATIVE ALLOCATION FUND, FROST MODERATE ALLOCATION FUND AND FROST AGGRESSIVE ALLOCATION FUND WILL BE REDUCED AS FOLLOWS:

--------------------------------------------------------------------------------------------------
                                                CURRENT MAXIMUM         NEW MAXIMUM
                                                ANNUAL OPERATING      ANNUAL OPERATING
    FUND                    SHARE CLASS          EXPENSE LIMIT          EXPENSE LIMIT
--------------------------------------------------------------------------------------------------
Frost Conservative     Investor Class Shares         1.60%                  0.80%
Allocation Fund
--------------------------------------------------------------------------------------------------
Frost Moderate         Investor Class Shares         1.60%                  0.80%
Allocation Fund
                       ---------------------------------------------------------------------------
                       Institutional Class           1.35%                  0.55%
                       Shares
--------------------------------------------------------------------------------------------------
Frost Aggressive       Investor Class Shares         1.60%                  0.80%
Allocation Fund
--------------------------------------------------------------------------------------------------

ACCORDINGLY, AS OF THE EFFECTIVE DATE, THE FUNDS' PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

1. In the Frost Growth Equity Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                       INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                               0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.25%
--------------------------------------------------------------------------------
Other Expenses                                                   0.15%
                                                                 -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                          0.90%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
             $92         $287          $498        $1,108
--------------------------------------------------------------------------------

2. In the Frost Growth Equity Fund's Institutional Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                              0.50%
--------------------------------------------------------------------------------
Other Expenses                                                  0.15%
                                                                -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                         0.65%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
        1 YEAR              3 YEARS            5 YEARS             10 YEARS
--------------------------------------------------------------------------------
          $66                $208                $362                $810
--------------------------------------------------------------------------------

3. In the Frost Value Equity Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                   INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.25%
--------------------------------------------------------------------------------
Other Expenses                                              0.15%
                                                            -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                     0.90%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
               $92        $287         $498        $1,108
--------------------------------------------------------------------------------

4. In the Frost Value Equity Fund's Institutional Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                        0.50%
--------------------------------------------------------------------------------
Other Expenses                                            0.15%
                                                          -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                   0.65%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
               $66        $208         $362         $810
--------------------------------------------------------------------------------

5. In the Frost Mid Cap Equity Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                   INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.25%
--------------------------------------------------------------------------------
Other Expenses                                              0.72%
                                                            -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                     1.47%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $150             $465             $803            $1,757
--------------------------------------------------------------------------------

6. In the Frost Mid Cap Equity Fund's Institutional Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                                   INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                             0.50%
--------------------------------------------------------------------------------
Other Expenses                                                 0.72%
                                                               -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                        1.22%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.55% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

            1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
             $124        $387         $670       $1,477
--------------------------------------------------------------------------------

7. In the Frost Credit Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                       INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.25%
--------------------------------------------------------------------------------
Other Expenses                                                0.21%
                                                              -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                       0.96%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR        3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
             $98           $306         $531           $1,178
--------------------------------------------------------------------------------

8. In the Frost Credit Fund's Institutional Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                           0.50%
--------------------------------------------------------------------------------
Other Expenses                                               0.21%
                                                             -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                      0.71%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR            3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
               $73             $227            $395             $883
--------------------------------------------------------------------------------

9. In the Frost Conservative Allocation Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees                                                0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                                 3.80%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                0.36%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           4.56%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)          (3.40)%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Fee                 1.16%
Reductions and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
              $118        $819        $1,803       $4,301
--------------------------------------------------------------------------------

10. In the Frost Moderate Allocation Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees                                                0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                                 0.85%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                0.40%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.65%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)          (0.45)%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Fee                 1.20%
Reductions and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
              $122           $441            $821          $1,886
--------------------------------------------------------------------------------

11. In the Frost Moderate Allocation Fund's Institutional Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees                                             0.15%
--------------------------------------------------------------------------------
Other Expenses                                              0.85%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                             0.40%
                                                           -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        1.40%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense                         (0.45)%
Reimbursements(1)                                          -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Fee              0.95%
Reductions and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.55% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR           3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
               $97             $364           $689         $1,610
--------------------------------------------------------------------------------

12. In the Frost Aggressive Allocation Fund's Investor Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                     INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees                                                0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.25%
--------------------------------------------------------------------------------
Other Expenses                                                 1.14%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                0.42%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.96%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)          (0.74)%
                                                              -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Fee                 1.22%
Reductions and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
           $124             $487            $935             $2,178
--------------------------------------------------------------------------------

13. In the "Investment Adviser" section of the Prospectuses, the rows in the "Advisory Fee Rate" table regarding the Frost Growth Equity Fund, Frost Value Equity Fund, Frost Mid Cap Equity Fund and Frost Credit Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Growth Equity Fund                                     0.50%*
--------------------------------------------------------------------------------
Frost Value Equity Fund                                      0.50%*
--------------------------------------------------------------------------------
Frost Mid Cap Equity Fund                                    0.50%+
--------------------------------------------------------------------------------
Frost Credit Fund                                            0.50%++
--------------------------------------------------------------------------------

* Prior to September 1, 2017, the Advisory Fee for the Frost Growth Equity Fund and Frost Value Equity Fund was 0.65%.

+ Prior to September 1, 2017, the Advisory Fee for the Frost Mid Cap Equity Fund was 0.65%. Prior to October 1, 2015, the Advisory Fee for the Frost Mid Cap Equity Fund was 0.90%.

++ Prior to September 1, 2017, the Advisory Fee for the Frost Credit Fund was 0.60%.

14. In the "Investment Adviser" section of the Investor Class Prospectus, the rows in the "Contractual Expense Limitation" table regarding the Frost Conservative Allocation Fund, Frost Moderate Allocation Fund and Frost Aggressive Allocation Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Conservative Allocation Fund                               0.80%*
--------------------------------------------------------------------------------
Frost Moderate Allocation Fund                                   0.80%*
--------------------------------------------------------------------------------
Frost Aggressive Allocation Fund                                 0.80%*
--------------------------------------------------------------------------------

* Prior to September 1, 2017, the Contractual Expense Limitation for the Frost Conservative Allocation Fund, Frost Moderate Allocation Fund and Frost Aggressive Allocation Fund was 1.60%.

15. In the "Investment Adviser" section of the Institutional Class Prospectus, the row in the "Contractual Expense Limitation" table regarding the Frost Moderate Allocation Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Moderate Allocation Fund                                   0.55%*
--------------------------------------------------------------------------------

* Prior to September 1, 2017, the Contractual Expense Limitation for the Frost Moderate Allocation Fund was 1.35%.

16. In "The Adviser and Sub-Adviser" section of the SAI, the rows in the "Advisory Fee Rate" table regarding the Frost Growth Equity Fund, Frost Value Equity Fund, Frost Mid Cap Equity Fund and Frost Credit Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Growth Equity Fund                                     0.50%*
--------------------------------------------------------------------------------
Frost Value Equity Fund                                      0.50%*
--------------------------------------------------------------------------------
Frost Mid Cap Equity Fund                                    0.50%+
--------------------------------------------------------------------------------
Frost Credit Fund                                            0.50%++
--------------------------------------------------------------------------------

* Prior to September 1, 2017, the Advisory Fee for the Frost Growth Equity Fund and Frost Value Equity Fund was 0.65%. Prior to November 28, 2013, the Advisory Fee for the Frost Growth Equity Fund and Frost Value Equity Fund was 0.80%.

+ Prior to September 1, 2017, the Advisory Fee for the Frost Mid Cap Equity Fund was 0.65%. Prior to October 1, 2015, the Advisory Fee for the Frost Mid Cap Equity Fund was 0.90%.

++ Prior to September 1, 2017, the Advisory Fee for the Frost Credit Fund was 0.60%.

17. In "The Adviser and Sub-Adviser" section of the SAI, the rows in the "Contractual Expense Limitation" table regarding the Frost Conservative Allocation Fund, Frost Moderate Allocation Fund and Frost Aggressive Allocation Fund are hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                             INSTITUTIONAL       INVESTOR CLASS
                                             CLASS SHARES            SHARES
--------------------------------------------------------------------------------
Frost Conservative Allocation Fund                N/A*              0.80%+
--------------------------------------------------------------------------------
Frost Moderate Allocation Fund                   0.55%++            0.80%++
--------------------------------------------------------------------------------
Frost Aggressive Allocation Fund                  N/A*              0.80%(ss)
--------------------------------------------------------------------------------

*    Institutional Class Shares are not offered for the Fund.

+ Prior to September 1, 2017, the Contractual Expense Limitation was 1.60%. Prior to March 31, 2014, the Contractual Expense Limitation was 2.00%. Prior to November 28, 2013, the expense limitation was voluntary.

++ Prior to September 1, 2017, the Contractual Expense Limitation for Institutional Class Shares and Investor Class Shares was 1.35% and 1.60%, respectively. Prior to March 31, 2014, the expense limitation was voluntary.

(ss) Prior to September 1, 2017, the Contractual Expense Limitation was 1.60%.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 FIA-SK-044-0100